Convertible loan notes - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Novartis Loan Note	£ 4,449	£ 3,771
Loan Notes – private placement	6,636	10,613
Total	11,085	14,384
Current	11,085	0
Non-current	£ 0	£ 14,384